Private Placement Warrants - Schedule of Warrants (Details)	6 Months Ended
Dec. 31, 2025 $ / shares shares
Tranche 1 [Member]
Class of Warrant or Right [Line Items]
Number of Warrants | shares	10,000,000,000
Exercise Price | $ / shares	$ 4.16
Expiration Date	Oct. 18, 2030
Tranche 2 [Member]
Class of Warrant or Right [Line Items]
Number of Warrants | shares	10,000,000,000
Exercise Price | $ / shares	$ 5.2
Expiration Date	Oct. 18, 2030